DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet
The following table provides the location and fair value amounts of derivative instruments designated and not designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

		December 31, 2019		December 31, 2018
Instrument (1)	Balance Sheet Account	Derivatives designated as hedges	Derivatives not designated as hedges	Derivatives designated as hedges	Derivatives not designated as hedges
Foreign exchange contracts	Other current assets	$4.1	$—	$2.9	$0.2
Cross currency swaps	Other current assets	—	—	0.8	—
Debt conversion feature	Other assets	—	—	—	0.5
Foreign exchange contracts	Other current liabilities	$(3.9)	$—	$(5.0)	$—
Commodity swaps	Other current liabilities	—	—	(1.1)	—
Cross currency swaps	Other non-current liabilities	—	—	(3.0)	—
Net derivative asset (liability)		$0.2	$—	$(5.4)	$0.7

Schedule of derivative instruments that are designated as hedges in the Consolidated Statement of Income and Accumulated other comprehensive income (loss) ("OCI")
The following tables provide the effect of derivative instruments that are designated as hedges in AOCI (in millions):

	Gain (Loss) Recognized on Derivatives in OCI, net of tax			Gain (Loss) Reclassified from AOCI into Income
	Year Ended December 31,			Year Ended December 31,
Instrument	2019	2018	Income Statement Account	2019	2018
Foreign exchange contracts	$2.7	$(5.4)	Cost of goods sold	$(5.5)	$(1.4)
Commodity swaps	0.3	(1.2)	Cost of goods sold	(2.8)	(0.2)
Cross currency swaps	0.6	0.1	Other income (expense) - net	1.1	2.1
Total	$3.6	$(6.5)	Total	$(7.2)	$0.5

Gain (Loss) Recognized on Derivatives in OCI, net of tax:	Year Ended December 31, 2017
Instrument
Foreign exchange contracts	$5.4
Cross currency swaps	(0.9)
Total	$4.5

Gain (Loss) Reclassified from AOCI into Income (Loss) (Effective):	Year Ended December 31, 2017
Income Statement Account
Cost of goods sold	$1.5
Other income (expense) – net	(3.1)
Total	$(1.6)
The following tables provide the effect of derivative instruments that are designated as hedges in the Consolidated Statement of Income (Loss) (in millions):

	Classification and amount of Gain or Loss Recognized in Income
	Cost of goods sold		Other income (expense) - net
	Year Ended December 31,
	2019	2018	2019	2018
Income Statement Accounts in which effects of cash flow hedges are recorded	$(3,465.3)	$(3,555.3)	$(6.1)	$(60.6)
Gain (Loss) Reclassified from AOCI into Income (Loss):
Foreign exchange contracts	(5.5)	(1.4)	—	—
Commodity swaps	(2.8)	(0.2)	—	—
Cross currency swaps	—	—	1.1	2.1
Total	$(8.3)	$(1.6)	$1.1	$2.1

Gain (Loss) Recognized on Derivatives (Ineffective) in Income (Loss):	December 31, 2017
Income Statement Account
Cost of goods sold	$1.2
Other income (expense) – net	(0.1)
Total	$1.1

Schedule of derivative instruments that are not designated as hedges in the Consolidated Statement of Income and OCI	The following table provides the effect of non-designated derivatives outstanding at the end of the period in the Consolidated Statement of Income (Loss) (in millions):

		Year Ended December 31,
Instrument	Income Statement Account	2019	2018	2017
Foreign exchange contracts	Other income (expense) – net	$(0.2)	$(0.1)	$(1.1)
Debt conversion feature	Other income (expense) – net	$(0.5)	$(0.9)	$0.4
Total		$(0.7)	$(1.0)	$(0.7)